Income Tax: (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax: (Tables) [Abstract]
Income tax expense

Income tax expense differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2015	2014 (Revised, Note 3)	2013
Income tax benefit based on Canadian tax rates	$4,533,974	$6,392,495	$3,859,103
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	222,999	313,917	284,904
Non-deductible expenses	(1,712,121)	(1,725,616)	(1,419,266)
Change in valuation allowance and other	(3,044,852)	(4,980,796)	(2,724,741)
	$-	$-	$-

Future tax asset

No current income tax has been recorded by us for each of the three years ended December 31, 2015. We have recorded a valuation allowance to reflect the estimated amount of the future tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for future tax assets may be reduced in the near term if our estimate of future taxable income changes. The components of the Canadian and U.S. future income tax assets as of December 31, 2015 and 2014 were as follows:

	Future Tax Asset
	2015	2014
Net operating loss carry forwards	40,779,302	41,147,463
Property, Plant and Equipment	3,087,432	(2,558)
Capital loss carry forwards	1,116,595	314,962
Other	325,467	50,329
	45,308,796	41,510,196
Valuation allowance	(45,308,796)	(41,510,196)
Net deferred tax asset	$-	$-

Loss carry forwards

At December 31, 2015, we had the following U.S. and Canadian tax loss carry forwards:

U.S.	Canadian	Expires
$1,386,674	$-	2018
1,621,230	-	2019
665,664	-	2020
896,833	-	2021
1,435,774	-	2022
1,806,275	-	2023
2,386,407	-	2024
3,680,288	-	2025
4,622,825	1,888,381	2026
6,033,603	3,504,590	2027
4,360,823	13,357,899	2028
1,769,963	12,659,380	2029
2,159,079	15,639,960	2030
3,216,024	17,513,135	2031
3,041,866	5,080,758	2032
5,532,290	6,533,690	2033
1,933,918	8,559,155	2034
2,099,507	12,217,563	2035
$48,649,043	$96,954,511